Provision for Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
United States statutory income tax rate	35.00%	28.00%	35.00%	35.00%
Increast (decrease) in valuation allowance			$ 0.6	$ (7.5)
Increase (decrease) in rate resulting from non-deductible expenses and deductible adjustments			$ 0.1	$ 0.1
Effective income tax rate			35.70%	27.60%